Other Investments - Analysis of net realized and unrealized gains on other investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Investments [Line Items]
Net unrealized gains (losses)	$ 227,038	$ 231,278
Net realized gains (losses)	22,111	19,960	$ 35,189
Hedge funds
Other Investments [Line Items]
Net unrealized gains (losses)	188,698	188,674
Net realized gains (losses)	12,769	6,685	30,858
Private investment funds
Other Investments [Line Items]
Net unrealized gains (losses)	38,340	42,604
Net realized gains (losses)	$ 9,342	$ 13,275	$ 4,331